Note 12 - Goodwill - Components of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Balance	$ 2,297,938
Balance	2,629,228	$ 2,297,938
Goodwill	2,629,228	2,297,938
Investment Management [Member]
Balance	2,297,938	2,038,240
Goodwill acquired during the year	255,020	309,306
Other items	(262)	167
Foreign exchange	76,558	(49,775)
Goodwill disposed during the year	(26)
Balance	2,629,228	2,297,938
Goodwill	2,658,811
Accumulated impairment loss	(29,583)
Goodwill	2,629,228	2,297,938
Americas [Member]
Balance	685,945	709,062
Goodwill acquired during the year	61,946	6,431
Other items	(108)	(115)
Foreign exchange	54,243	(29,433)
Goodwill disposed during the year	(26)
Balance	802,000	685,945
Goodwill	831,583
Accumulated impairment loss	(29,583)
Goodwill	802,000	685,945
EMEA [Member]
Balance	503,394	217,649
Goodwill acquired during the year	23,993	302,875
Other items	(154)	282
Foreign exchange	15,322	(17,412)
Goodwill disposed during the year	0
Balance	542,555	503,394
Goodwill	542,555
Accumulated impairment loss	0
Goodwill	542,555	503,394
Asia Pacific [Member]
Balance	1,108,599	1,111,529
Goodwill acquired during the year	169,081	0
Other items	0	0
Foreign exchange	6,993	(2,930)
Goodwill disposed during the year	0
Balance	1,284,673	1,108,599
Goodwill	1,284,673
Accumulated impairment loss	0
Goodwill	$ 1,284,673	$ 1,108,599